Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net loss	$ (3,992)	$ (6,832)	$ (2,415)
Other comprehensive loss:
Foreign currency translation adjustments	(28)	(22)	(92)
Total other comprehensive loss	(28)	(22)	(92)
Comprehensive loss	$ (4,020)	$ (6,854)	$ (2,507)